Schedule of Segment Reporting for Reconciliation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 782,027		$ 482,285
Total costs and expenses	2,947,908	218,461	5,029,357	712,052
Loss from continuing operations	(3,694,082)	(668,785)	(7,936,184)	(2,953,462)
Loss from discontinued operations	(1,453)	(95,826)	(179,694)	(282,044)
Loss from operations	(2,165,881)	(218,461)	(4,547,072)	(712,052)
Other income (expenses)- net	5,001		9,810
Net loss from continuing operations			(7,936,184)	(2,953,462)
Net loss from discontinued operations			(179,694)	(282,044)
Net loss	(3,695,535)	(764,611)	(8,115,878)	(3,235,506)
Total Assets	128,793,702		7,324,534	1,642,621
Total Liabilities	40,350,129		11,947,647	5,075,948
Revenues - net	782,027		482,285
Other Corporate Overhead	2,947,908	218,461	5,029,357	712,052
Other Corporate Overhead	(2,165,881)	(218,461)	(4,547,072)	(712,052)
Other Corporate Overhead	5,001		9,810
Other Corporate Overhead	(3,695,535)	(764,611)	(8,115,878)	(3,235,506)
Other Corporate Overhead	128,793,702		7,324,534	1,642,621
Other Corporate Overhead	40,350,129		11,947,647	5,075,948
Foodservice Packaging [Member]
Segment Reporting Information [Line Items]
Total Assets			5,986,956
Total Liabilities			1,642,420
Other Corporate Overhead			5,986,956
Other Corporate Overhead			1,642,420
RaaS [Member]
Segment Reporting Information [Line Items]
Total Assets			1,299,198
Total Liabilities			275,801
Other Corporate Overhead			1,299,198
Other Corporate Overhead			275,801
Other Corporate Overhead [Member]
Segment Reporting Information [Line Items]
Total Assets			38,380	1,549,258
Total Liabilities			9,550,421	4,618,338
Other Corporate Overhead			38,380	1,549,258
Other Corporate Overhead			9,550,421	4,618,338
Assets, Total [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations			7,324,534	1,549,258
Assets - discontinued operations				93,363
Total Assets			7,324,534	1,642,621
Other Corporate Overhead			7,324,534	1,642,621
Sales [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations			482,285
Revenues - discontinued operations			41,551	89,272
Revenues			523,836	89,272
Revenues - net			523,836	89,272
Cost of Sales [Member]
Segment Reporting Information [Line Items]
Costs and expenses - continuing operations			5,029,357	712,052
Costs and expenses - discontinued operations			214,443	365,887
Total costs and expenses			5,243,800	1,077,939
Other Corporate Overhead			5,243,800	1,077,939
Operating Income (Loss) [Member]
Segment Reporting Information [Line Items]
Loss from continuing operations			(4,547,072)	(712,052)
Loss from discontinued operations			(172,892)	(276,615)
Loss from operations			(4,719,964)	(988,667)
Other Corporate Overhead			(4,719,964)	(988,667)
Other Nonoperating Income (Expense) [Member]
Segment Reporting Information [Line Items]
Other income (expenses)- net			(3,395,914)	(2,246,839)
Other Corporate Overhead			(3,395,914)	(2,246,839)
Liabilities, Total [Member]
Segment Reporting Information [Line Items]
Liabilities - continuing operations			11,468,642	4,618,338
Liabilities - discontinued operations			479,005	457,610
Total Liabilities			11,947,647	5,075,948
Other Corporate Overhead			11,947,647	5,075,948
Foodservice Packaging [Member]
Segment Reporting Information [Line Items]
Revenues	418,043		466,633
Net loss			(285,995)
Revenues - net	418,043		466,633
Other Corporate Overhead			(285,995)
Foodservice Packaging [Member] | Sales [Member]
Segment Reporting Information [Line Items]
Revenues			466,633
Revenues - net			466,633
Foodservice Packaging [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Total costs and expenses			737,980
Other Corporate Overhead			737,980
Foodservice Packaging [Member] | Operating Income (Loss) [Member]
Segment Reporting Information [Line Items]
Loss from operations			(271,347)
Other Corporate Overhead			(271,347)
Foodservice Packaging [Member] | Other Nonoperating Income (Expense) [Member]
Segment Reporting Information [Line Items]
Other income (expenses)- net			(14,648)
Other Corporate Overhead			(14,648)
RaaS [Member]
Segment Reporting Information [Line Items]
Net loss			(1,866,074)
Other Corporate Overhead			(1,866,074)
RaaS [Member] | Sales [Member]
Segment Reporting Information [Line Items]
Revenues			15,652
Revenues - net			15,652
RaaS [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Total costs and expenses			1,334,997
Other Corporate Overhead			1,334,997
RaaS [Member] | Operating Income (Loss) [Member]
Segment Reporting Information [Line Items]
Loss from operations			(1,319,345)
Other Corporate Overhead			(1,319,345)
RaaS [Member] | Other Nonoperating Income (Expense) [Member]
Segment Reporting Information [Line Items]
Other income (expenses)- net			(546,729)
Other Corporate Overhead			(546,729)
Other Corporate Overhead [Member]
Segment Reporting Information [Line Items]
Net loss			(5,784,115)	(2,953,462)
Other Corporate Overhead			(5,784,115)	(2,953,462)
Other Corporate Overhead [Member] | Sales [Member]
Segment Reporting Information [Line Items]
Revenues
Revenues - net
Other Corporate Overhead [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Total costs and expenses			2,956,380	712,052
Other Corporate Overhead			2,956,380	712,052
Other Corporate Overhead [Member] | Operating Income (Loss) [Member]
Segment Reporting Information [Line Items]
Loss from operations			(2,956,380)	(712,052)
Other Corporate Overhead			(2,956,380)	(712,052)
Other Corporate Overhead [Member] | Other Nonoperating Income (Expense) [Member]
Segment Reporting Information [Line Items]
Loss from continuing operations			(3,389,111)	(2,241,410)
Loss from discontinued operations			(6,803)	(5,429)
Other income (expenses)- net			(2,827,734)	(2,241,410)
Other Corporate Overhead			(2,827,734)	$ (2,241,410)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations	782,027
Revenues - discontinued operations		24,454
Revenues	782,027	24,454
Costs and expenses - continuing operations	2,947,908	218,461
Costs and expenses - discontinued operations	1,453	120,280
Total costs and expenses	2,949,361	338,741
Loss from continuing operations	(2,165,881)	(218,461)
Loss from discontinued operations	(1,453)	(95,826)
Loss from operations	(2,167,334)	(314,287)
Loss from continuing operations	(1,528,201)	(450,324)
Other income (expenses)- net	(1,528,201)	(450,324)
Net loss from continuing operations	(3,694,082)	(668,785)
Net loss from discontinued operations	(1,453)	(95,826)
Net loss	(3,695,535)	(764,611)
Liabilities - continuing operations	51,824,671		11,468,642
Liabilities - discontinued operations	450,458		479,005
Total Liabilities	40,350,129		11,947,647
Revenues - net	782,027	24,454
Other Corporate Overhead	2,949,361	338,741
Other Corporate Overhead	(2,167,334)	(314,287)
Other Corporate Overhead	(1,528,201)	(450,324)
Other Corporate Overhead	(3,695,535)	(764,611)
Other Corporate Overhead	40,350,129		11,947,647
Operating Segments [Member] | Foodservice Packaging [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations	5,929,979		5,986,956
Liabilities - continuing operations	1,644,393		1,642,420
Operating Segments [Member] | RaaS [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations	1,261,666		1,299,198
Liabilities - continuing operations	309,230		275,801
Operating Segments [Member] | Hotel [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations	121,512,986
Liabilities - continuing operations	28,997,037
Operating Segments [Member] | Other Corporate Overhead [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations	89,071		38,380
Liabilities - continuing operations	20,874,011		9,550,421
Operating Segments [Member] | Assets, Total [Member]
Segment Reporting Information [Line Items]
Assets - continuing operations	128,793,702		7,324,534
Assets - discontinued operations
Total Assets	128,793,702		7,324,534
Other Corporate Overhead	128,793,702		$ 7,324,534
Operating Segments [Member] | Foodservice Packaging [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations	418,043
Costs and expenses - continuing operations	630,153
Loss from continuing operations	(212,110)
Loss from continuing operations	3,159
Net loss from continuing operations	(208,951)
Operating Segments [Member] | RaaS [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations	49,800
Costs and expenses - continuing operations	440,287	33,258
Loss from continuing operations	(390,487)	(33,258)
Loss from continuing operations	4,925	17,872
Net loss from continuing operations	(385,562)	(15,386)
Operating Segments [Member] | Hotel [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations	314,184
Costs and expenses - continuing operations	604,925
Loss from continuing operations	(290,741)
Loss from continuing operations	(133,268)
Net loss from continuing operations	(424,009)
Operating Segments [Member] | Other Corporate Overhead [Member]
Segment Reporting Information [Line Items]
Revenues - continuing operations
Costs and expenses - continuing operations	1,272,543	185,203
Loss from continuing operations	(1,272,543)	(185,203)
Loss from continuing operations	(1,403,017)	(468,196)
Loss from discontinued operations
Net loss from continuing operations	$ (2,675,560)	$ (653,399)